UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Item 1.	Schedule of Investments.

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 31.0%
Beverages – 0.9%
41	Brown-Forman Corp. Class B	$ 3,644
67	Coca-Cola Enterprises, Inc.	2,821
46	Constellation Brands, Inc. Class A*	5,081
57	Dr. Pepper Snapple Group, Inc.	4,404
46	Molson Coors Brewing Co. Class B	3,493
38	Monster Beverage Corp.*	4,444
346	PepsiCo., Inc.	32,448
3	The Boston Beer Co., Inc. Class A*	943
918	The Coca-Cola Co.	37,794

		95,072

Biotechnology – 0.8%
31	Alexion Pharmaceuticals, Inc.*	5,680
118	Amgen, Inc.	17,967
37	Biogen Idec, Inc.*	14,399
125	Celgene Corp.*	14,895
237	Gilead Sciences, Inc.*	24,845
14	Regeneron Pharmaceuticals, Inc.*	5,833
9	United Therapeutics Corp.*	1,270
38	Vertex Pharmaceuticals, Inc.*	4,185

		89,074

Chemicals – 2.7%
23	A. Schulman, Inc.	802
110	Air Products & Chemicals, Inc.	16,017
45	Airgas, Inc.	5,069
56	Albemarle Corp.	2,703
35	Ashland, Inc.	4,148
26	Balchem Corp.	1,377
41	Cabot Corp.	1,739
56	Calgon Carbon Corp.*	1,105
29	CF Industries Holdings, Inc.	8,856
52	Cytec Industries, Inc.	2,495
526	E.I. du Pont de Nemours and Co.	37,456
97	Eastman Chemical Co.	6,876
158	Ecolab, Inc.	16,396
33	Flotek Industries, Inc.*	534
87	FMC Corp.	5,003
42	H.B. Fuller Co.	1,728
22	Innophos Holdings, Inc.	1,310
42	International Flavors & Fragrances, Inc.	4,457
47	Intrepid Potash, Inc.*	626
24	Koppers Holdings, Inc.	436
247	LyondellBasell Industries NV Class A	19,535
29	Minerals Technologies, Inc.	1,895
288	Monsanto Co.	33,978
8	NewMarket Corp.	3,597
70	Olin Corp.	1,755
34	OM Group, Inc.	952
73	PolyOne Corp.	2,598

Shares	Description	Value
Common Stocks – (continued)
Chemicals – (continued)
85	PPG Industries, Inc.	$ 18,945
176	Praxair, Inc.	21,224
12	Quaker Chemical Corp.	947
29	Rayonier Advanced Materials, Inc.	496
90	RPM International, Inc.	4,307
40	Sensient Technologies Corp.	2,440
68	Sigma-Aldrich Corp.	9,351
657	The Dow Chemical Co.	29,670
204	The Mosaic Co.	9,933
31	The Scotts Miracle-Gro Co. Class A	1,966
47	The Sherwin-Williams Co.	12,750
40	The Valspar Corp.	3,337

		298,809

Construction Materials – 0.1%
32	Eagle Materials, Inc.	2,279
62	Headwaters, Inc.*	873
43	Martin Marietta Materials, Inc.	4,633
86	Vulcan Materials Co.	6,064

		13,849

Containers & Packaging – 0.4%
42	AptarGroup, Inc.	2,651
62	Avery Dennison Corp.	3,241
83	Ball Corp.	5,256
25	Bemis Co., Inc.	1,107
24	Greif, Inc. Class A	917
109	MeadWestvaco Corp.	5,480
111	Owens-Illinois, Inc.*	2,592
65	Packaging Corp. of America	4,930
94	Rock-Tenn Co. Class A	6,101
129	Sealed Air Corp.	5,224
37	Silgan Holdings, Inc.	1,902
68	Sonoco Products Co.	3,006

		42,407

Energy Equipment & Services – 0.7%
27	Atwood Oceanics, Inc.	772
123	Baker Hughes, Inc.	7,133
10	Bristow Group, Inc.	557
49	Cameron International Corp.*	2,194
23	Diamond Offshore Drilling, Inc.	725
27	Dresser-Rand Group, Inc.*	2,162
14	Dril-Quip, Inc.*	1,039
71	Ensco PLC Class A	1,991
16	Exterran Holdings, Inc.	434
62	FMC Technologies, Inc.*	2,324
236	Halliburton Co.	9,438
37	Helix Energy Solutions Group, Inc.*	694
32	Helmerich & Payne, Inc.	1,906
84	Nabors Industries Ltd.	967
108	National Oilwell Varco, Inc.	5,878
86	Noble Corp. PLC	1,395
30	Oceaneering International, Inc.	1,571
16	Oil States International, Inc.*	657
36	Patterson-UTI Energy, Inc.	618
47	Rowan Cos. PLC Class A	993
360	Schlumberger Ltd.	29,660

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Energy Equipment & Services – (continued)
43	Superior Energy Services, Inc.	$ 860
92	Transocean Ltd.	1,500
32	US Silica Holdings, Inc.	806

		76,274

Food & Staples Retailing – 1.0%
16	Casey’s General Stores, Inc.	1,461
96	Costco Wholesale Corp.	13,727
269	CVS Health Corp.	26,405
73	Safeway Casa Ley	74
73	Safeway PDC, LLC	3
158	Sysco Corp.	6,189
115	The Kroger Co.	7,941
20	United Natural Foods, Inc.*	1,546
367	Wal-Mart Stores, Inc.	31,188
206	Walgreens Boots Alliance, Inc.	15,192
103	Whole Foods Market, Inc.	5,366

		109,092

Food Products – 0.7%
152	Archer-Daniels-Midland Co.	7,088
50	Campbell Soup Co.	2,287
105	ConAgra Foods, Inc.	3,720
35	Darling Ingredients, Inc.*	594
45	Flowers Foods, Inc.	880
132	General Mills, Inc.	6,927
48	Hormel Foods Corp.	2,459
24	Ingredion, Inc.	1,935
61	Kellogg Co.	4,000
29	Keurig Green Mountain, Inc.	3,554
138	Kraft Foods Group, Inc.	9,017
9	Lancaster Colony Corp.	809
46	McCormick & Co., Inc.	3,284
52	Mead Johnson Nutrition Co.	5,122
381	Mondelez International, Inc. Class A	13,426
8	Sanderson Farms, Inc.	640
26	The Hain Celestial Group, Inc.*	1,372
37	The Hershey Co.	3,782
22	The J.M. Smucker Co.	2,269
15	TreeHouse Foods, Inc.*	1,361
72	Tyson Foods, Inc. Class A	2,811
42	WhiteWave Foods Co. Class A*	1,385

		78,722

Health Care Equipment & Supplies – 0.7%
228	Abbott Laboratories	10,205
20	Align Technology, Inc.*	1,061
77	Baxter International, Inc.	5,414
35	Becton Dickinson & Co.	4,833
278	Boston Scientific Corp.*	4,117
19	C.R. Bard, Inc.	3,250
26	CareFusion Corp.*	1,542
9	DENTSPLY International, Inc.	450
23	Edwards Lifesciences Corp.*	2,883
12	Halyard Health, Inc.*	535
68	Hologic, Inc.*	2,065
7	IDEXX Laboratories, Inc.*	1,109

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
6	Intuitive Surgical, Inc.*	$ 2,967
237	Medtronic PLC	16,902
9	Sirona Dental Systems, Inc.*	812
64	St. Jude Medical, Inc.	4,216
16	STERIS Corp.	1,044
41	Stryker Corp.	3,733
8	Teleflex, Inc.	876
11	The Cooper Cos., Inc.	1,734
24	Varian Medical Systems, Inc.*	2,221
22	West Pharmaceutical Services, Inc.	1,085
30	Zimmer Holdings, Inc.	3,363

		76,417

Health Care Providers & Services – 0.8%
67	Aetna, Inc.	6,152
30	AmerisourceBergen Corp.	2,851
43	Anthem, Inc.	5,803
331	Brookdale Senior Living, Inc.*	11,171
51	Cardinal Health, Inc.	4,243
10	Centene Corp.*	1,092
40	CIGNA Corp.	4,273
28	Community Health Systems, Inc.*	1,318
38	DaVita HealthCare Partners, Inc.*	2,852
112	Express Scripts Holding Co.*	9,040
17	Health Net, Inc.*	921
11	Henry Schein, Inc.*	1,519
24	Humana, Inc.	3,515
18	Laboratory Corp. of America Holdings*	2,066
37	McKesson Corp.	7,868
32	MEDNAX, Inc.*	2,172
14	Omnicare, Inc.	1,050
32	Quest Diagnostics, Inc.	2,274
24	Tenet Healthcare Corp.*	1,015
149	UnitedHealth Group, Inc.	15,831
18	Universal Health Services, Inc. Class B	1,846
11	WellCare Health Plans, Inc.*	801

		89,673

Health Care Technology* – 0.0%
49	Allscripts Healthcare Solutions, Inc.	583
48	Cerner Corp.	3,185

		3,768

Hotels, Restaurants & Leisure* – 0.2%
475	Hyatt Hotels Corp. Class A	26,723

Household Durables* – 0.1%
288	Toll Brothers, Inc.	9,971

Household Products – 0.8%
28	Church & Dwight Co., Inc.	2,266
186	Colgate-Palmolive Co.	12,559
19	Energizer Holdings, Inc.	2,432
88	Kimberly-Clark Corp.	9,501
41	The Clorox Co.	4,375
639	The Procter & Gamble Co.	53,861

		84,994

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Life Sciences Tools & Services – 0.2%
75	Agilent Technologies, Inc.	$ 2,833
7	Covance, Inc.*	744
8	Mettler-Toledo International, Inc.*	2,432
16	PAREXEL International Corp.*	975
26	PerkinElmer, Inc.	1,188
59	Thermo Fisher Scientific, Inc.	7,387
8	Waters Corp.*	952

		16,511

Metals & Mining – 0.6%
735	Alcoa, Inc.	11,503
83	Allegheny Technologies, Inc.	2,368
33	Carpenter Technology Corp.	1,252
35	Century Aluminum Co.*	809
113	Cliffs Natural Resources, Inc.	725
102	Commercial Metals Co.	1,369
24	Compass Minerals International, Inc.	2,098
574	Freeport-McMoRan, Inc.	9,649
37	Globe Specialty Metals, Inc.	570
10	Kaiser Aluminum Corp.	693
318	Newmont Mining Corp.	7,998
193	Nucor Corp.	8,424
53	Reliance Steel & Aluminum Co.	2,776
46	Royal Gold, Inc.	3,333
165	Steel Dynamics, Inc.	2,812
92	Stillwater Mining Co.*	1,258
24	SunCoke Energy, Inc.	362
28	TimkenSteel Corp.	756
108	United States Steel Corp.	2,639
45	Worthington Industries, Inc.	1,347

		62,741

Oil, Gas & Consumable Fuels – 9.8%
700	Access Midstream Partners LP	36,225
140	Anadarko Petroleum Corp.	11,445
450	Antero Midstream Partners LP*	10,553
98	Apache Corp.	6,132
650	Buckeye Partners LP	47,300
106	Cabot Oil & Gas Corp.	2,809
84	California Resources Corp.*	430
20	Carrizo Oil & Gas, Inc.*	902
132	Chesapeake Energy Corp.	2,532
522	Chevron Corp.	53,521
26	Cimarex Energy Co.	2,683
336	ConocoPhillips	21,161
62	CONSOL Energy, Inc.	1,795
800	DCP Midstream Partners LP	30,024
101	Denbury Resources, Inc.	697
96	Devon Energy Corp.	5,786
26	Energen Corp.	1,649
750	Energy Transfer Equity LP	44,565
2,600	Enterprise Products Partners LP	89,544
156	EOG Resources, Inc.	13,889

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
40	EQT Corp.	$ 2,978
1,167	Exxon Mobil Corp.	102,019
950	Genesis Energy LP	41,163
20	Gulfport Energy Corp.*	770
64	Hess Corp.	4,319
54	HollyFrontier Corp.	1,940
473	Kinder Morgan, Inc.	19,417
700	Magellan Midstream Partners LP	54,264
181	Marathon Oil Corp.	4,815
73	Marathon Petroleum Corp.	6,759
325	MarkWest Energy Partners LP	19,152
53	Murphy Oil Corp.	2,380
35	Newfield Exploration Co.*	1,042
104	Noble Energy, Inc.	4,965
212	Occidental Petroleum Corp.	16,960
750	ONEOK Partners LP	31,005
453	ONEOK, Inc.	19,946
13	PDC Energy, Inc.*	597
76	Peabody Energy Corp.	473
156	Phillips 66	10,970
43	Pioneer Natural Resources Co.	6,473
1,350	Plains All American Pipeline LP	66,946
60	QEP Resources, Inc.	1,213
41	Range Resources Corp.	1,897
200	SemGroup Corp. Class A	13,466
22	SM Energy Co.	832
90	Southwestern Energy Co.*	2,231
904	Spectra Energy Corp.	30,230
1,300	Sunoco Logistics Partners LP	54,236
250	Targa Resources Corp.	21,707
600	Targa Resources Partners LP	27,030
35	Tesoro Corp.	2,861
550	Tesoro Logistics LP	30,255
1,486	The Williams Cos., Inc.	65,176
137	Valero Energy Corp.	7,245
24	World Fuel Services Corp.	1,175
66	WPX Energy, Inc.*	704

		1,063,253

Paper & Forest Products – 0.2%
30	Boise Cascade Co.*	1,213
18	Clearwater Paper Corp.*	1,332
48	Domtar Corp.	1,838
240	International Paper Co.	12,638
58	KapStone Paper and Packaging Corp.	1,733
96	Louisiana-Pacific Corp.*	1,572
41	PH Glatfelter Co.	938
24	Schweitzer-Mauduit International, Inc.	933

		22,197

Personal Products – 0.0%
122	Avon Products, Inc.	944
52	The Estee Lauder Cos., Inc. Class A	3,671

		4,615

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals – 1.7%
250	AbbVie, Inc.	$ 15,087
41	Actavis PLC*	10,928
46	Allergan, Inc.	10,086
256	Bristol-Myers Squibb Co.	15,429
154	Eli Lilly & Co.	11,088
25	Endo International PLC*	1,990
26	Hospira, Inc.*	1,649
427	Johnson & Johnson	42,760
24	Mallinckrodt PLC*	2,544
443	Merck & Co., Inc.	26,704
78	Mylan, Inc.*	4,146
27	Perrigo Co. PLC	4,097
971	Pfizer, Inc.	30,344
13	Salix Pharmaceuticals Ltd.*	1,751
94	Zoetis, Inc.	4,016

		182,619

Real Estate Investment Trusts – 7.9%
671	Acadia Realty Trust	24,283
158	Alexandria Real Estate Equities, Inc.	15,408
67	American Tower Corp.	6,496
290	AvalonBay Communities, Inc.	50,167
346	Blackstone Mortgage Trust, Inc. Class A	10,103
361	Boston Properties, Inc.	50,107
1,170	Brixmor Property Group, Inc.	31,707
450	CBL & Associates Properties, Inc.	9,279
817	Chesapeake Lodging Trust	30,000
558	Corporate Office Properties Trust	16,740
166	CyrusOne, Inc.	4,656
527	DCT Industrial Trust, Inc.	19,900
1,437	DDR Corp.	28,165
1,366	Empire State Realty Trust, Inc. Class A	24,861
234	Equity Residential	18,161
49	Essex Property Trust, Inc.	11,076
210	HCP, Inc.	9,931
157	Health Care REIT, Inc.	12,866
471	Highwoods Properties, Inc.	22,137
475	Liberty Property Trust	19,143
117	Mack-Cali Realty Corp.	2,283
417	Mid-America Apartment Communities, Inc.	33,076
255	National Health Investors, Inc.	19,064
987	Parkway Properties, Inc.	18,062
290	Pebblebrook Hotel Trust	13,468
429	Physicians Realty Trust	7,568
407	Post Properties, Inc.	24,725
465	ProLogis, Inc.	20,990
189	PS Business Parks, Inc.	15,897
230	Public Storage	46,193
777	RLJ Lodging Trust	26,472
455	Simon Property Group, Inc.	90,390
38	SL Green Realty Corp.	4,788
154	Sovran Self Storage, Inc.	14,592
47	Taubman Centers, Inc.	3,852
483	The Macerich Co.	41,543
78	Urban Edge Properties*	1,840
610	Ventas, Inc.	48,684
155	Vornado Realty Trust	17,118

		865,791

Shares	Description	Value
Common Stocks – (continued)
Real Estate Management & Development – 0.1%
208	RE/MAX Holdings, Inc. Class A	$ 6,922

Tobacco – 0.6%
449	Altria Group, Inc.	23,842
84	Lorillard, Inc.	5,511
358	Philip Morris International, Inc.	28,726
89	Reynolds American, Inc.	6,048
15	Universal Corp.	602

		64,729

TOTAL COMMON STOCKS		$ 3,384,223

Exchange Traded Fund – 3.6%
9,233	iShares Global Infrastructure ETF	$ 390,279

Investment Companies(a) – 55.3%
380,789	Goldman Sachs Commodity Strategy Fund	$ 1,408,919
132,079	Goldman Sachs Inflation Protected Securities Fund	1,405,322
66,553	Goldman Sachs Local Emerging Markets Debt Fund	486,503
271,758	Goldman Sachs Strategic Income Fund	2,733,888

TOTAL INVESTMENT COMPANIES		$ 6,034,632

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 9.2%
Repurchase Agreement – 9.2%
Joint Repurchase Agreement Account II
$ 1,000,000	0.074%	02/02/15	$ 1,000,000

TOTAL INVESTMENTS – 99.1%			$10,809,134

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%			93,205

NET ASSETS – 100.0%			$10,902,339

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated Fund.

(b)	Joint repurchase agreement was entered into on January 30, 2015. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
ETF	— Exchange Traded Fund
LP	— Limited Partnership
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollar	(12)	December 2017	$(2,946,600)	$(34,812)
Euro Stoxx 50 Index	16	March 2015	605,499	13,918
S&P 500 E-Mini Index	4	March 2015	397,680	(6,217)
Topix Index	1	March 2015	120,455	(2,729)

TOTAL				$(29,840)

TAX INFORMATION — At January 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$11,109,485

Gross unrealized gain	663,997
Gross unrealized loss	(964,348)

Net unrealized security loss	$(300,351)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds — Investments in the Underlying Funds are valued at the NAV per share of the Institutional Share class of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. These investments are generally classified as Level 1 of the fair value hierarchy.

The Underlying Funds may invest in debt securities which, if market quotations are readily available, are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Underlying Funds may invest in equity securities and investment companies. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between the Fund and select counterparties. An MRA contains provisions for, among other things, initiation income payments, events of defaults and maintenance of securities for repurchase agreements. A MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that the Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Fund maintains pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Fund is not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of January 31, 2015:

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$28,868	$—	$—
North America	3,745,557	77	—
Investment Companies	6,034,632	—	—
Short-term Investment	—	1,000,000	—
Total	$9,809,057	$1,000,077	$—

Derivative Type(b)	Level 1	Level 2	Level 3
Assets
Futures Contracts	$13,918	$—	$—
Liabilities
Futures Contracts	$(43,758)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At January 31, 2015, the Fund had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of February 2, 2015, as follows:

Principal Amount	Maturity Value	Collateral Allocation Value
$1,000,000	$1,000,006	$1,020,000

REPURCHASE AGREEMENTS — At January 31, 2015, the Principal Amount of the Fund’s interest in the Joint Repurchase Agreement Account II was as follows:

Counterparty	Interest Rate	Principal Amounts
BNP Paribas Securities Co.	0.080%	$338,570
Citigroup Global Markets, Inc.	0.080	338,570
Merrill Lynch & Co., Inc.	0.060	322,860
TOTAL		$1,000,000

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	3.000% to 4.500%	10/01/40 to 03/01/44
Federal National Mortgage Association	3.000 to 5.500	07/01/25 to 08/01/48
Government National Mortgage Association	3.000 to 6.000	11/15/34 to 12/20/44

The Fund’s risks include, but are not limited to, the following:

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date March 30, 2015

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date March 30, 2015

*	Print the name and title of each signing officer under his or her signature.